Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Feb. 28, 2015
Registrant Name	AMERICAN FUNDS GLOBAL HIGH-INCOME OPPORTUNITIES FUND
Central Index Key	0001553196
Amendment Flag	false
Document Creation Date	Oct. 29, 2015
Document Effective Date	Nov. 01, 2015
Prospectus Date	Nov. 01, 2015
AMERICAN FUNDS GLOBAL HIGH-INCOME OPPORTUNITIES FUND SM | Class A
Prospectus:
Trading Symbol	GHIAX
AMERICAN FUNDS GLOBAL HIGH-INCOME OPPORTUNITIES FUND SM | Class 529-F-1
Prospectus:
Trading Symbol	CHFFX
AMERICAN FUNDS GLOBAL HIGH-INCOME OPPORTUNITIES FUND SM | Class R-1
Prospectus:
Trading Symbol	RGHAX
AMERICAN FUNDS GLOBAL HIGH-INCOME OPPORTUNITIES FUND SM | Class R-2
Prospectus:
Trading Symbol	RGHBX
AMERICAN FUNDS GLOBAL HIGH-INCOME OPPORTUNITIES FUND SM | Class R-3
Prospectus:
Trading Symbol	RGHCX
AMERICAN FUNDS GLOBAL HIGH-INCOME OPPORTUNITIES FUND SM | Class R-4
Prospectus:
Trading Symbol	RGHDX
AMERICAN FUNDS GLOBAL HIGH-INCOME OPPORTUNITIES FUND SM | Class R-5
Prospectus:
Trading Symbol	RGHEX
AMERICAN FUNDS GLOBAL HIGH-INCOME OPPORTUNITIES FUND SM | Class R-6
Prospectus:
Trading Symbol	RGHFX
AMERICAN FUNDS GLOBAL HIGH-INCOME OPPORTUNITIES FUND SM | Class B
Prospectus:
Trading Symbol	GHIBX
AMERICAN FUNDS GLOBAL HIGH-INCOME OPPORTUNITIES FUND SM | Class C
Prospectus:
Trading Symbol	GHICX
AMERICAN FUNDS GLOBAL HIGH-INCOME OPPORTUNITIES FUND SM | Class F-1
Prospectus:
Trading Symbol	GHIFX
AMERICAN FUNDS GLOBAL HIGH-INCOME OPPORTUNITIES FUND SM | Class F-2
Prospectus:
Trading Symbol	GHIGX
AMERICAN FUNDS GLOBAL HIGH-INCOME OPPORTUNITIES FUND SM | Class 529-A
Prospectus:
Trading Symbol	CHFAX
AMERICAN FUNDS GLOBAL HIGH-INCOME OPPORTUNITIES FUND SM | Class 529-B
Prospectus:
Trading Symbol	CHFBX
AMERICAN FUNDS GLOBAL HIGH-INCOME OPPORTUNITIES FUND SM | Class 529-C
Prospectus:
Trading Symbol	CHFCX
AMERICAN FUNDS GLOBAL HIGH-INCOME OPPORTUNITIES FUND SM | Class 529-E
Prospectus:
Trading Symbol	CHFEX
AMERICAN FUNDS GLOBAL HIGH-INCOME OPPORTUNITIES FUND SM | Class R-2E
Prospectus:
Trading Symbol	RGHGX
AMERICAN FUNDS GLOBAL HIGH-INCOME OPPORTUNITIES FUND SM | Class R-5E
Prospectus:
Trading Symbol	RGHJX